September 30, 2013

VIA EDGAR

Ms. Kimberly A. Browning
Senior Counsel
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Forum Funds: Steinberg Select Fund (File Nos. 811-03023 and 2-67052)

Dear Ms. Browning:

On July 17, 2013, Forum Funds (the "Registrant") filed Post-Effective Amendment No. 416 ("PEA 416") to its Registration Statement on Form N-1A with the U.S. Securities and Exchange Commission (the "SEC") to reflect an initial prospectus and statement of additional information (together, the "Offering Documents") for a proposed new series of Registrant, the Steinberg Select Fund (the "Fund") (accession number 0001435109-13-000318).

Below is a summary of the comments you provided via telephone on Thursday, September 5, 2013, regarding PEA 416 and Registrant's responses to those comments. Defined terms used below have the same meanings as in the Fund's Offering Documents in PEA 416. The changes to the Fund's Offering Documents as described below have been included in PEA No. 427 filed on September 30, 2013, pursuant to Rule 485(b) of Regulation C under the Securities Act of 1933.

Registrant acknowledges that: (1) it is responsible for the adequacy and accuracy of the disclosure in its registration statement; (2) staff comments or changes to disclosure in response to staff comments in the registration statement reviewed by the staff do not foreclose the SEC from taking any action with respect to its registration statement; (3) staff action in declaring the registration statement effective does not relieve Registrant from its full responsibility for the adequacy and the accuracy of the disclosure in its registration statement and (4) it may not assert staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

Prospectus

General

1. COMMENT: Please confirm supplementally that all principal investment strategies and risks of the Fund are summarized in Item 4 or revise the disclosure accordingly. See Item 4 of Form N-1A. In this regard, please specifically advise the staff whether investing in Master Limited Partnerships ("MLPs") is a principal strategy of the Fund and, if so, please revise the Item 4 principal investment strategies and risk disclosure to enhance the discussion of MLPs.

U.S. Securities and Exchange Commission
September 30, 2013

RESPONSE: Registrant confirms that all principal investment strategies and risks of the Fund are summarized in Item 4. Registrant also confirms that the Fund has no present intention to invest in Master Limited Partnerships as a principal investment strategy. If such time comes that the Fund intends to invest in Master Limited Partnerships as a principal investment strategy, Registrant expects to revise the Item 4 and Item 9 disclosures accordingly.

Fee and Expenses

2. COMMENT: Please confirm that the expense limitation agreement will be filed with the Fund's Rule 485(b) registration statement and, going forward, please consider filing such agreements with a Fund's Rule 485(a) filing.

RESPONSE: Registrant confirms that the expense limitation agreement is being filed with Post-Effective Amendment No. 427 to its Registration Statement on Form N-1A, filed on September 30, 2013.

3. COMMENT: Please confirm to the staff that a separate Acquired Fund Fees and Expenses subcaption is not required in the Fund's fee table because acquired fund fees and expenses are estimated to be less than one basis point and that the estimated amount will be included in "other" expenses, or revise the fee table accordingly. See Instruction 3(f)(i) to Item 3 of Form N-1A.

RESPONSE: Registrant confirms that a separate Acquired Fund Fees and Expenses subcaption is not required in the Fund's fee table because acquired fund fees and expenses are estimated to be less than one basis point. Registrant further confirms that any estimated acquired fund fees and expenses will be included in the "other" expenses line item in the Fund's fee table.

4. COMMENT: Please confirm in your response that the Fund has not adopted a Rule 12b-1 distribution plan for Institutional Shares. If the Fund has adopted a Rule 12b-1 distribution plan for Institutional Shares but payments pursuant to such plan are currently suspended, please disclose the associated fees as 0.00% and add a footnote to the fee table describing the term of the suspension and under what circumstances the fee could be reinstated.

RESPONSE: Registrant confirms the Fund has not adopted a Rule 12b-1 plan of distribution for Institutional Shares.

U.S. Securities and Exchange Commission
September 30, 2013

5. COMMENT: In footnote 2 to the fee table, please add language to provide examples of what is meant by "extraordinary expenses."

RESPONSE: Registrant respectfully declines to modify the footnote and notes that the the phrase "extraordinary expenses" indicates that the expenses involved are difficult to predict and would be of the type that cannot be identified or listed in advance of their occurrence.

Principal Investment Strategies

6. COMMENT: Please revise the first paragraph to state specifically the types of equities the Fund principally invests in so that the phrasing is more clear. In addition, please confirm that the definition of foreign issuers herein is accurate and revise sentences 2-3 to clarify the syntax of the paragraph.

RESPONSE: Registrant respectfully declines to address each of the types of equity securities the Fund specifically invests. As required by Form N-1A, the Fund's Item 4 disclosure, including such risk disclosure, summarizes the risks related to the Fund's investments, including the various types of equity securities in which it may invest. Registrant believes that this disclosure is sufficiently general so as to apply to all of the types of equity securities in which the Fund may invest and is appropriate Item 4 disclosure. More extensive disclosure on each of the various types of equity securities that the Fund may invest in is included later in the Prospectus and in the SAI. Registrant has revised the definition of foreign issuers provided in this paragraph consistent with the staff's comment, and has otherwise revised the paragraph to clarify the disclosure.

7. COMMENT: Please revise the discussion of the Fund's investment in cash or cash equivalents in the last paragraph to explain how this type of investment conforms to the Fund's investment objective.

RESPONSE: Registrant has revised the Fund's disclosures to address the staff's comment.

8. COMMENT: Please add a summary of the Fund's sell process to the Principal Investment Strategies.

RESPONSE: Registrant has revised the Fund's disclosures to address the staff's comment.

U.S. Securities and Exchange Commission
September 30, 2013

9. COMMENT: Please add plain English disclosure in Item 9 to describe the phrases "low risk of permanent impairment to invested capital" and "high probability of significant annual returns," as used in the second paragraph of the Fund's Item 4 Principal Investment Strategies disclosure.

RESPONSE: Registrant has revised the Fund's disclosure with respect to the phrase "low risk of permanent impairment to invested capital." Registrant respectfully declines to add disclosure with respect to the meaning of the phrase "high probability of significant annual returns" because the current sentence summarizes in plain English the meaning of "high probability of significant annual returns" by stating "... high probability of significant annual returns (for example, 2 to 3 times invested capital) over a 3- to 5-year period."

10. COMMENT: Please consider whether the Fund's disclosure with respect to its use of derivatives is accurate and complete, consistent with the July 30, 2010 letter from Barry Miller to Karrie McMillan of the Investment Company Institute regarding Derivatives-Related Disclosures by Investment Companies ("ICI Letter").

RESPONSE: Registrant confirms that the Fund's derivatives disclosure complies with the ICI Letter.

11. COMMENT: Please consider adding risk disclosure related to the fact that the Adviser has no prior experience managing a mutual fund.

RESPONSE: Registrant notes that the Adviser formerly served as an investment sub-adviser to a mutual fund and respectfully declines the staff's comment.

12. COMMENT: Please confirm supplementally the extent, if any, to which the Fund expects to invest in total return swaps and options on securities.

RESPONSE: The Fund does not intend to invest in total return swaps.

13. COMMENT: Please supplementally confirm that the Fund will not leverage through borrowings.

RESPONSE: The Fund does not intend to leverage through borrowings.

Principal Investment Risks

14. COMMENT: Please revise Foreign Investments Risk to address, specifically, the type of foreign issuers in which the Fund will invest.

U.S. Securities and Exchange Commission
September 30, 2013

RESPONSE: Because Registrant revised the definition of "foreign issuers," the existing disclosure is appropriate. Accordingly, Registrant has not revised the Fund's disclosures to address the staff's comment.

15. COMMENT: Please clarify Focused Portfolio Risk or, if accurate, replace with Non-Diversified Fund Risk. In addition, if the Fund will not be diversified, please add appropriate disclosure to the Fund's Item 4 Principal Investment Strategies disclosure.

RESPONSE: Registrant has revised the Fund's disclosures to address the staff's comment.

Details Regarding Principle Investment Strategies

16. COMMENT: Please confirm that all principal investment strategies and risks of the Fund as disclosed in this section are summarized in Item 4 or revise the disclosure accordingly. To the extent disclosure is repeated verbatim, consider revising to add or clarify the summary in Item 4.

RESPONSE: Registrant confirms that all principal investment strategies and risks of the Fund as disclosed in this section are summarized in Item 4.

17. COMMENT: Please confirm whether there is a policy of notifying shareholders of changes to the Fund's investment objective. If there is such a policy, please disclose the notice period to be given to shareholders if such a change is made.

RESPONSE: The Fund does not have a policy of disclosing a change to the Fund's investment objective to shareholders. The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without a vote of shareholders. No changes have been made to the disclosure.

18. COMMENT: Please confirm whether the Fund may invest in sponsored or unsponsored Depositary Receipts and, if the Fund may invest in both, revise the Fund's Item 9 risk disclosure to discuss the risks of sponsored and unsponsored Depositary Receipts.

RESPONSE: Registrant confirms that the fund may invest in sponsored or unsponsored American Depositary Receipts and has revised the disclosure consistent with the staff's comment.

U.S. Securities and Exchange Commission
September 30, 2013

Adviser Related Performance

19. COMMENT: Please confirm that the Composite described in this section includes all accounts managed by the Adviser with substantially similar strategies to those of the Fund.

RESPONSE: Registrant confirms that the investment objective, policies and strategies of the accounts comprising the Composite are substantially similar to those of the Fund and that the Adviser has prepared the Composite in compliance with the Global Investment Performance Standards ("GIPS"). The Adviser has been independently verified for compliance with GIPS for the period January 1, 1992 through December 31, 2012. Verification assesses whether a firm has complied with all of the composite construction requirements of the GIPS standards on a firm-wide basis and the firm's policies and procedures are designed to calculate and present performance in compliance with the GIPS standards. The Composite has been examined for the period January 1, 1995 through December 31, 2012. The Composite includes all concentrated, commission-paying, non-taxable value equity accounts managed by the Adviser in its all cap concentrated value equity strategy.

20. COMMENT: In the Average Annual Total Returns (Net of Fees) table for the Composite, please include a footnote to state that the return of the Russell 3000 Value Index does not reflect deductions for fees, expenses or taxes.

RESPONSE: Registrant has revised the disclosure to address the staff's comment.

General Information

21. COMMENT: With respect to the statement "[u]nder unusual circumstances, such as in the case of an emergency, the Fund may calculate its NAV and accept and process shareholder orders when the NYSE is closed," please describe the circumstances that create an emergency.

RESPONSE: Registrant notes that many mutual fund families began to include such disclosure in their prospectuses following the tragic events of September 11, 2001. No series of Registrant has had to rely on this disclosure yet. Registrant, nonetheless, plans to include this disclosure to provide a basis for Fund transactions in the case of extraordinary circumstances. Registrant asserts that the disclosure on its face does not present a compliance issue under Rule 22c-1 under the 1940 Act as Rule 22c-1(b) provides that the Fund will compute its net asset value per share at the specific time or times during the day determined by the Fund's board with the exception of, among other things, those days listed in the prospectus.

22. COMMENT: Please add disclosure regarding the time period in which notice will be provided to a potential shareholder if the Fund refuses a purchase request.

RESPONSE: Registrant has revised the Fund's disclosure to address the staff's comment.

23. COMMENT: In the subsection entitled "Redemptions in Kind" in the section entitled "How to Sell Shares from Your Account" please disclose what types of securities the Fund may use to pay redemptions. If the Fund may use illiquid securities please include the attendant risks to the recipient.

U.S. Securities and Exchange Commission
September 30, 2013

RESPONSE: As suggested by the Fund's current disclosure, the Fund expects to distribute liquid securities, to the extent that it redeems shares in kind. As also recognized by the disclosure, however, the Fund may be forced to distribute illiquid securities. Accordingly, as drafted, the disclosure alerts investors to their potential receipt of illiquid securities in connection with an in-kind redemption and the risks of such securities (i.e., that there might not be a liquid market for them). For these reasons, Registrant believes that the Fund's disclosure regarding in-kind redemptions complies with the staff's comment.

SAI

24. COMMENT: Please confirm whether the fund is diversified or non-diversified and add appropriate disclosure.

RESPONSE: Registrant confirms that the Fund will be non-diversified and disclosure had been added to the SAI in response to the staff's comment.

25. COMMENT: With respect to SAI sections that discuss the Fund's strategies and risks, please confirm in your response that within those sections, principal investment strategies and risks are distinguished from non-principal strategies and risks or revise the disclosure accordingly (e.g., insert headings to differentiate them). Also, confirm in your response letter that all of the Fund's non-principal investment strategies and risks are disclosed in the SAI in compliance with Item 16(b) of Form N-1A or revise the disclosure as appropriate. In addition, to the extent that any principal investment strategies and risks are disclosed in the SAI, confirm in your letter that those strategies and risks are summarized in the Prospectus or make appropriate revisions to the Prospectus.

RESPONSE: Registrant confirms that principal investment strategies and risks are distinguished from non-principal strategies, the Fund's non-principal investments strategies and risks are disclosed in the SAI in compliance with Item 16(b) of Form N-1A and all principal strategies and risks are summarized in the Prospectus.

26. COMMENT: To the extent the Fund references the Investment Company Act of 1940 ("1940 Act") in its fundamental investment limitations please revise the disclosure to state in plain English the substance of the relevant provisions of the 1940 Act. In this regard, specifically state that the Fund may loan up to 33 1/3% of its assets.

U.S. Securities and Exchange Commission
September 30, 2013

RESPONSE: Registrant's fundamental investment limitations generally provide that the Fund will not, for example, borrow "except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief." Registrant respectfully declines to revise such fundamental investment limitations to replace the quoted language with the substance of the relevant provision(s) of the 1940 Act. Registrant does not believe that such disclosure would be meaningful to investors for many reasons. Among other things, such provisions can be quite lengthy and not self-explanatory, contrary to the assumption underlying the staff's comment. In addition, pursuant to such an approach, it may not be clear that, in applying the limitations, the Fund intends to refer to the rules, regulations and interpretations issued by the SEC and the staff with respect thereto. For these and other reasons, Registrant has declined to revise its existing fundamental investment limitations.

With respect to the loan limitation, the Registration Statement currently states that "SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations or the use of repurchase agreements," and Registrant believes that this addresses the staff's comment.

27. COMMENT: In the operating policy regarding "Concentration," please revise the parenthetical to reflect the staff's position that "25% or more" of a fund's total assets in the stocks of a single industry or group of industries is considered concentrated.

RESPONSE: Registrant respectfully declines to revise the Fund's operating policy with respect to concentration because the existing disclosure is consistent with Instruction 4 to Item 9(b)(1), which was adopted by the Commission and states that a policy to concentrate means "investing more than 25%" of a Fund's net assets in a particular industry or group of industries.

28. COMMENT: Please disclose whether the Fund may pledge assets to secure borrowing.

RESPONSE: Registrant has revised the Fund's disclosure to address the staff's comment.

29. COMMENT: If MLPs will be an investment strategy of the Fund, please revise the tax disclosure in the prospectus and SAI, as appropriate.

RESPONSE: Registrant has confirmed that MLPs will not be a principal investment strategy of the Fund and has revised the disclosure, as appropriate under the circumstances.

*   *   *   *   *

U.S. Securities and Exchange Commission
September 30, 2013

If you have any questions regarding the enclosed information, please contact me directly at (207) 347-2075.

Kind regards,

/s/ David Faherty
David Faherty
Vice President

cc: Stacy L. Fuller
       K&L Gates LLP